CONTRACTUAL OBLIGATIONS AND RIGHTS - (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) building	Dec. 31, 2020 USD ($) building	Dec. 31, 2019 USD ($)
Contractual Obligations [Line Items]
Direct Issuance Cost For Borrowings	$ 13,000	$ 10,900
Borrowing costs capitalized	5,800	7,500
Lease liabilities included under "Borrowings"	5,600	8,300	$ 30,600
Revenue from time charter	$ 619,532	$ 747,356	$ 692,610
Average period until redelivery of the vessels	3 months 18 days	1 year
Contractual obligations relating to investment commitments including new building and secondhand commitments	$ 1,454,000	$ 1,121,300
Contractual obligations relating to lease liabilities arising from land and buildings and other plant and operating equipment	5,900	8,300
Due within one year
Contractual Obligations [Line Items]
Contractual obligations relating to investment commitments including new building and secondhand commitments	$ 365,300	$ 244,400
Number of contracted newbuildings | building	1	2
Vessel [Member]
Contractual Obligations [Line Items]
Revenue from time charter	$ 52,500	$ 33,800